Cover	Dec. 07, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2022
Entity File Number	000-55925
Entity Registrant Name	AERKOMM INC.
Entity Central Index Key	0001590496
Entity Tax Identification Number	46-3424568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44043 Fremont Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(877)
Local Phone Number	742-3094
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	923 Incline Way #39
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451